Accounts receivable and other receivables (Tables)	12 Months Ended
Mar. 31, 2018
Receivables [Abstract]
Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts

Accounts receivable, net of allowance for doubtful accounts, at March 31, 2018 and March 25, 2017 consist of the following:

	As of
	March 31, 2018	March 25, 2017*
	(In thousands)
Customer trade receivables	$1,510	$612
Other receivables	3,307	1,942

	$4,817	$2,554

Schedule of Continuity of Allowance for Doubtful Accounts

Continuity of the allowance for doubtful accounts for continuing operations is as follows (in thousands):

*Balance March 28, 2015	$218
Net write-offs	(52)

*Balance March 26, 2016	166
Additional provision recorded	61
Net write-offs	(13)

*Balance March 25, 2017	214
Additional provision recorded	184

Balance March 31, 2018	$398